STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - Colony Bankcorp, Inc. 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Interest-bearing money market account	$ 396,861
Investments at fair value	33,922,224	$ 29,672,327
Investment at contract value	2,851,610	3,833,720
Total investments fair and contract value	37,170,695	33,506,047
Receivables
Employer's contribution		83,709
Participants' contributions		91,175
Notes receivable from participants	782,794	626,725
Receivables	782,794	801,609
Total assets	37,953,489	34,307,656
Net Assets Available for Benefits	$ 37,953,489	$ 34,307,656